Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 01, 2014
Intermediate Government Bond Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Intermediate Government Bond Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high and stable level of income derived from bonds issued by the U.S. Government and its agencies without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	COSTS Fees and Expenses of the Intermediate Government Bond Series Shareholder Fees (fees paid directly from your investment)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses of the Intermediate Government Bond Series Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.33%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	At least eighty percent (80%) of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government or its agencies or instrumentalities, with the remainder of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S. Government or its agencies or U.S. Treasury or Agency Notes and Bills. The nominal maturity of the Fund will normally range between 3-10 years. Maintaining a high level of income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money investing in the Fund. The principal risk of investing in the Fund is the possibility of default, even though the bonds are of investment grade, or possible loss of money. An issuer of government securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. Shares of the Fund are not insured by the U.S. government nor are the Fund’s share price or distributions.

Typically, as interest rates rise the price of government bonds will fall; conversely, government bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.

A U.S. government security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of U.S. government securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. U.S. government securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

The yields of government bonds are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the U.S. government bond markets and general monetary and economic conditions. In periods of rising interest rates, the yield of the Fund typically would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund’s portfolio, reducing the current yield of the Fund. In period of rising interest rates, if there is an outflow of money, the yield may rise, although the share price will generally decline. The market values of U.S government bonds held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the bonds of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the bonds of a single issuer. The potential for investment of 50% of the portfolio in the bonds of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s annual total returns may vary considerably from one year to the next.

		The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had an average duration of 7.41 years as of June 30, 2014. There is no assurance that the investment objective of the Fund will be achieved.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the bonds of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the bonds of a single issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not insured by the U.S. government nor are the Fund’s share price or distributions.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Charts and Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	INTERMEDIATE GOVERNMENT BOND SERIES Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Total Return:	6.01%	September 30, 2011
Lowest Quarter Total Return:	-5.05%	June 30, 2013
2014 Year-to-Date Total Return for the nine months ended September 30, 2014:	6.52%

Performance Table Heading	rr_PerformanceTableHeading	For the Periods Ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Intermediate Government Bond Series | Intermediate Government Bond Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	$ 10
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution fee (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
1 year	rr_ExpenseExampleYear01	57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	701
1 year	rr_ExpenseExampleNoRedemptionYear01	57
3 years	rr_ExpenseExampleNoRedemptionYear03	179
5 years	rr_ExpenseExampleNoRedemptionYear05	313
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 701
2004	rr_AnnualReturn2004	4.95%
2005	rr_AnnualReturn2005	2.41%
2006	rr_AnnualReturn2006	4.20%
2007	rr_AnnualReturn2007	8.18%
2008	rr_AnnualReturn2008	6.91%
2009	rr_AnnualReturn2009	2.17%
2010	rr_AnnualReturn2010	3.03%
2011	rr_AnnualReturn2011	10.14%
2012	rr_AnnualReturn2012	4.42%
2013	rr_AnnualReturn2013	(5.75%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Total Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Total Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.05%)
1 year	rr_AverageAnnualReturnYear01	(5.74%)
5 years	rr_AverageAnnualReturnYear05	2.68%
10 years	rr_AverageAnnualReturnYear10	3.98%
Intermediate Government Bond Series | Return After Taxes on Distributions (%) | Intermediate Government Bond Series
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.90%)
5 years	rr_AverageAnnualReturnYear05	1.38%
10 years	rr_AverageAnnualReturnYear10	2.45%
Intermediate Government Bond Series | Return After Taxes on Distributions & Sale of Fund Shares (%) | Intermediate Government Bond Series
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.23%)
5 years	rr_AverageAnnualReturnYear05	1.59%
10 years	rr_AverageAnnualReturnYear10	2.52%
Intermediate Government Bond Series | Barclays Capital U.S. Intermediate Government Bond Index (Index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.25%)
5 years	rr_AverageAnnualReturnYear05	2.20%
10 years	rr_AverageAnnualReturnYear10	3.74%